SHORT-TERM BANK CREDIT AND CREDIT LINES (Tables)	12 Months Ended
Dec. 31, 2015
SHORT-TERM BANK CREDIT AND CREDIT LINES [Abstract]
Schedule of Currency, Linkage Terms, and Interest Rates
	Interest rate		December 31,
	2014	2015	2014	2015
	%

In or linked to NIS	0.66	-	$2,571	$-

			$2,571	$-
Weighted average interest rates at the end of the year	0.66	-

Schedule of Credit Lines

	December 31,
	2014	2015

Short-term bank credit	$2,571	$-
Long-term bank credit	1,875	-
Bank guarantees	4,111	5,744

	8,557	5,744

Unutilized credit lines	19,406	17,085

Total authorized credit lines	$27,963	$22,829